Employee Benefits - Schedule of Employee Welfare Benefits Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Total employee welfare benefits expenses	¥ 3,725	¥ 8,412	¥ 11,733
Continuing Operations [Member]
Defined Contribution Plan Disclosure [Line Items]
Medical and welfare defined contribution plan	27
Other employee benefits
Total employee welfare benefits expenses	27
Discontinued Operations [Member]
Defined Contribution Plan Disclosure [Line Items]
Medical and welfare defined contribution plan	3,688	8,381	11,688
Other employee benefits	10	31	45
Total employee welfare benefits expenses	¥ 3,698	¥ 8,412	¥ 11,733